Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Total equity attributable to the Company	Share capital	Additional paid in capital	Contributed surplus	Accumulated other comprehensive income	Retained earnings (deficit)	Non-controlling interest
Balance at the beginning of the period (in shares) at Dec. 31, 2019			196,894,321
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options (in shares)			798,000
Balance at the end of the period (in shares) at Jun. 30, 2020			197,692,321
Balance at beginning of the period at Dec. 31, 2019			$ 196,894	$ 397,210	$ 1,070,688	$ 330	$ (155,146)	$ 232
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options			798	5,027
Stock compensation expense				(216)
Cash dividend					(66,594)		(148,437)
Other comprehensive loss	$ (36)					(36)
Net income	365,056						364,993	63
Balance at end of the period at Jun. 30, 2020	$ 1,665,806	$ 1,665,511	$ 197,692	402,021	1,004,094	294	61,410	295
Balance at the beginning of the period (in shares) at Dec. 31, 2020	197,692,321		197,692,321
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options (in shares)			0
Balance at the end of the period (in shares) at Jun. 30, 2021	197,692,321		197,692,321
Balance at beginning of the period at Dec. 31, 2020	$ 1,611,553		$ 197,692	402,021	1,004,094	200	8,018	(472)
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options			0	0
Stock compensation expense				(338)
Cash dividend					0		0
Other comprehensive loss	(26)					(26)
Net income	2,264						2,264	0
Balance at end of the period at Jun. 30, 2021	$ 1,613,453	$ 1,613,925	$ 197,692	$ 401,683	$ 1,004,094	$ 174	$ 10,282	$ (472)